FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 28, 2019
Fair Value Measurements

NOTE 9. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 28, 2019:

		Fair Value Measurements Using
			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$30.6	$26.0	$4.6	$—
Derivative assets	5.2	—	5.2	—
Bank drafts	21.3	21.3	—	—
Liabilities
Derivative liabilities	$6.0	$.4	$5.6	$—

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2018:

		Fair Value Measurements Using
			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
(In millions)	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$26.3	$21.5	$4.8	$—
Derivative assets	3.6	.1	3.5	—
Bank drafts	23.0	23.0	—	—
Liabilities
Derivative liabilities	$8.7	$—	$8.7	$—
Contingent consideration liabilities	1.6	—	—	1.6

Trading securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids and a money market fund measured at fair value using NAV. As of December 28, 2019, trading securities of $.4 million and $30.2 million were included in “Cash and cash equivalents” and “Other current assets,” respectively, in the Consolidated Balance Sheets. As of December 29, 2018, trading securities of $.2 million and $26.1 million were included in “Cash and cash equivalents” and “Other current assets,” respectively, in the Consolidated Balance Sheets.  Derivatives that are exchange-traded are measured at fair value using quoted market prices and classified within Level 1 of the valuation hierarchy.  Derivatives measured based on foreign exchange rate inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy.  Bank drafts (maturities greater than three months) are valued at face value due to their short-term nature and were included in “Other current assets” in the Consolidated Balance Sheets.  Contingent consideration liability in 2018, which was included in “Other current liabilities” in the Consolidated Balance Sheets, related to an estimated earn-out payment associated with an acquisition we completed in 2017 and was classified as Level 3. This liability was based on the acquired company’s achievement of the designated performance target in 2018 under the terms of the purchase agreement and paid in the first quarter of 2019.

Non-Recurring Fair Value Measurements

During the year ended December 29, 2018, long-lived assets with carrying amounts totaling $18.1 million were written down to their fair value of $10.6 million, resulting in an impairment charge of $7.5 million, which was included in “Other expense, net” in the Consolidated Statements of Income. The fair value was based on the estimated sale price of the assets, less estimated broker fees, which is primarily a Level 3 input.